Note 36 Transactions on behalf of third parties breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions on behalf of third parties [Line Items]
Financial instruments entrusted by third parties	€ 572,336	€ 496,082	€ 430,377
Conditional bills and other securities received for collection	14,536	13,460	12,125
Securities lending on behalf of third parties	6,065	5,700	6,397
Total transactions on behalf of third parties	€ 592,938	€ 515,241	€ 448,899